Common Stock (Detail Textuals) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended			9 Months Ended		12 Months Ended										99 Months Ended		1 Months Ended	0 Months Ended			1 Months Ended			0 Months Ended			1 Months Ended		0 Months Ended				1 Months Ended			0 Months Ended																			1 Months Ended	2 Months Ended
	Sep. 03, 2014	Jun. 24, 2014	Mar. 14, 2014	Jan. 10, 2014	Oct. 15, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2013		Mar. 30, 2012	Aug. 15, 2014	Apr. 11, 2014	Sep. 19, 2013	Aug. 30, 2013	Jul. 31, 2013	May 31, 2013	Feb. 13, 2014	Jan. 15, 2013	Dec. 24, 2013	Sep. 30, 2013	Jan. 31, 2012	Oct. 08, 2013	Sep. 12, 2013	Jan. 16, 2013	Dec. 14, 2012	Apr. 30, 2014	May 31, 2012	Feb. 20, 2013	Jul. 29, 2013	Jul. 09, 2013	May 27, 2013	Feb. 14, 2013	May 06, 2014	Apr. 22, 2014	Mar. 21, 2014	Feb. 14, 2014	Jan. 24, 2014	Jan. 17, 2014	Jan. 08, 2014	Dec. 18, 2013	Nov. 26, 2013	Sep. 11, 2013	Jul. 17, 2013	Jun. 03, 2013	May 22, 2013	May 14, 2013	Apr. 26, 2013	Feb. 29, 2012	Jun. 30, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Proceeds from issuance of common shares										$ 1,267,540
Restricted stock discount						17.00%		18.00%
Prepaid expenses and other current assets								0	[1]	151,700	[1]							0	[1]
Investor relation expense during the period										11,377
Total proceeds from rights offering										731,639								731,639
Issuance of common stock for cash								125,000				265,000	304,500	1,400	235,200	755,000	20,000
Subscription price																					$ 1.40
Value of the shares committed to issue to eligible employees						76,250
Restricted shares of Common Shares	10,000	15,000	3,500	34,374				100,000
Value of restricted stock shares issued	9,020	19,920	6,101	26,248		642,100		75,000
Number of shares issued related to restricted stock		362,308	70,000
Number of common stock issued to YA					16,754
Proceeds from issuance of common stock to YA					15,000	310,000		205,000		90,000		230,000
Prepaid expenses and other current assets								10,275	[1]	0	[1]							10,275	[1]
Shares Grant to Consultant for services rendered						36,168		5,330		3,250		6,750
Value of shares issued for services															7,501	750
Total expense included in prepaid expense						10,275	152,907	179,965		26,377
Excess shares issued to law firm at that date				10,436		26,248
Proceeds from sale of common stock						952,100	382,720	407,720		90,000								3,278,820
Stock grant owned to law in satisfaction of accounts payable				15,812
Payment of cash settlement	3,000
Number of common stock owned individual by the Fradable Omagine			200,000
Shareholder percentage in a common stock						7.40%
Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total number of common stock subscribed under right offering																				3,181,837
Subscription price																				$ 1.25
Total number of shares subscribed in the rights offering																				1,014,032
Officers and Directors | Rights
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Proceeds from issuance of common shares																				1,267,540
Total proceeds from rights offering																				1,267,540
Issuance of common stock for cash																				731,639
Issuance of common stock for cash (in shares)																				585,311
Value of shares issued for repayment of debt																				535,901
Number of shares issued for repayment of debt																				428,721
Due to officers or stockholders																				506,750
Number of shares issued																				1,014,032
Non-U.S. Person [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Subscription price																					$ 1.40
Value of restricted stock shares issued		20,000
Proceeds from sale of common stock																					336,000
Exercise of Tempest Warrants (in shares)																					240,000
Non-U.S. Person [Member] | Plan 401 K
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of Common Shares																						7,500
Value of restricted stock shares issued																						10,147
Number of shares issued						1,195,300
Percentage of share ownership						7.40%
Number of warrants granted and outstanding						441,120
Restricted Common Stock Shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued for services																							10,000	30,000
Restricted shares of Common Shares																									37,273	33,889
Value of restricted stock shares issued																									40,000	35,000
Number of vendors for services								2										2
Value of shares issued for services																							9,020	29,520
Restricted Common Stock Shares | Plan 401 K
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares committed to issue to eligible employees																											73,315	55,253
Value of the shares committed to issue to eligible employees																											76,250	76,250
Restricted Common Stock Shares | Consultant
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued for services								19,988																						5,000	1,994
Closing bid price								$ 0.91										$ 0.91
Restricted stock discount								17.00%
Method of discount calculation								Finnerty Method
Restricted shares of Common Shares																													19,988
Value of restricted stock shares issued																													18,189
Value of shares issued for services								15,021																						5,330	3,250
Restricted Common Stock Shares | Investor Relations Consultant
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued for services																														10,000	15,000
Closing bid price							$ 1.10																							$ 1.10			$ 1.20		$ 1.85
Restricted stock discount																														17.00%			17.00%		18.00%
Method of discount calculation																																			Finnerty Method
Investor relation expense during the period								19,245
Restricted shares of Common Shares																																30,000		107,500
Value of restricted stock shares issued																																29,520	29,520
Value of shares issued for services																														9,020	15,000			163,078	163,077
Total expense included in prepaid expense								29,520
Restricted Common Stock Shares | Officers and Directors | Plan 401 K
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Closing bid price																												$ 1.38									$ 1.50
Number of shares issued and contributed pursuant (in shares)																																					50,834
Shares issued and contributed pursuant, Amount																																					76,250
Number of shares committed to issue to eligible employees																																				55,253
Value of the shares committed to issue to eligible employees																																				76,250
Restricted Common Stock Shares | Foreign Consultants
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Proceeds from issuance of common shares																																						125,000
Restricted shares of Common Shares																																						100,000
Restricted Common Stock Shares | Accredited Investor
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Finder fee expense																					16,800
Restricted shares of Common Shares			70,000																			150,000				25,000													27,273	10,000	8,889	100,000
Value of restricted stock shares issued		422,100	70,000																			150,000				25,000													30,000	10,000	10,000	125,000
Number of shares issued related to restricted stock																						150,000
Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Proceeds from issuance of common shares																				25,000											40,000																											25,000
Number of shares issued related to restricted stock						85,822
Number of common stock issued to YA					10,371																				22,762					9,686													32,270	85,822	13,597	68,493	31,705	24,912	29,687	18,277	16,754	9,686	22,762	35,026	24,446	23,436	20,613		103,521
Proceeds from issuance of common stock to YA					$ 10,000			$ 145,000																	$ 25,000					$ 10,000													$ 50,000	$ 150,000	$ 25,000	$ 150,000	$ 25,000	$ 20,000	$ 25,000	$ 15,000	$ 15,000	$ 10,000	$ 25,000	$ 50,000	$ 35,000	$ 35,000	$ 25,000		$ 145,000
Number of shares issued																				25,712											25,063																											17,705

[1]	Fair values are based on the public trading price of the Company's Common Stock on the date of commitment net of restricted stock discount (calculated under Finnerty Method).